Quarterly Holdings Report
for
Fidelity® International Small Cap Opportunities Fund
January 31, 2022
ILS-NPRT1-0422
1.827842.116
Common Stocks - 94.5%
	Shares	Value ($)
Australia - 0.2%
Imdex Ltd.	1,772,752	3,708,683
Bailiwick of Jersey - 0.6%
Integrated Diagnostics Holdings PLC (a)	6,846,716	8,979,209
Belgium - 1.1%
Azelis Group NV	237,500	6,047,397
KBC Ancora	233,489	11,251,069
TOTAL BELGIUM		17,298,466
Canada - 2.4%
CAE, Inc. (b)	275,000	6,944,499
McCoy Global, Inc. (b)	630,715	367,171
Richelieu Hardware Ltd.	411,563	16,182,133
Summit Industrial Income REIT (c)	775,000	13,169,178
TOTAL CANADA		36,662,981
Cayman Islands - 0.4%
Chlitina Holding Ltd.	764,500	5,814,446
Denmark - 1.7%
Netcompany Group A/S (a)	129,610	9,521,709
SimCorp A/S	94,858	8,844,573
Spar Nord Bank A/S	508,755	7,316,115
TOTAL DENMARK		25,682,397
Finland - 0.5%
Admicom OYJ	21,309	1,827,324
Musti Group OYJ	213,502	6,380,831
TOTAL FINLAND		8,208,155
France - 3.3%
Laurent-Perrier Group SA	65,312	7,425,346
Lectra	387,100	16,619,553
LISI	311,664	9,854,888
Vetoquinol SA	116,884	17,164,121
TOTAL FRANCE		51,063,908
Germany - 4.3%
CompuGroup Medical AG	85,597	5,673,580
CTS Eventim AG (b)	470,754	33,464,644
Nexus AG	291,358	20,654,296
Scout24 AG (a)	122,000	7,288,825
TOTAL GERMANY		67,081,345
India - 1.5%
Embassy Office Parks (REIT)	2,219,400	10,991,391
Indian Energy Exchange Ltd. (a)	3,949,185	12,579,301
TOTAL INDIA		23,570,692
Ireland - 0.7%
Cairn Homes PLC	3,679,500	5,152,628
Irish Residential Properties REIT PLC	2,725,000	5,131,082
TOTAL IRELAND		10,283,710
Israel - 2.0%
Ituran Location & Control Ltd.	467,077	11,237,873
Maytronics Ltd.	335,616	7,156,783
Strauss Group Ltd.	251,484	8,326,127
Tel Aviv Stock Exchange Ltd.	707,643	4,551,593
TOTAL ISRAEL		31,272,376
Italy - 2.7%
Interpump Group SpA	686,943	42,421,213
Japan - 33.1%
Ai Holdings Corp.	225,800	3,499,447
Aoki Super Co. Ltd.	175,000	4,348,113
Artnature, Inc.	483,700	2,948,697
Aucnet, Inc.	281,977	3,729,453
Azbil Corp.	1,357,892	53,334,892
Broadleaf Co. Ltd.	2,509,998	7,661,285
Central Automotive Products Ltd.	130,900	2,857,206
Curves Holdings Co. Ltd.	1,965,426	11,995,515
Daiichikosho Co. Ltd.	407,500	11,546,968
Daikokutenbussan Co. Ltd.	82,500	3,239,897
Digital Hearts Holdings Co. Ltd.	463,600	6,984,542
Fujitec Co. Ltd.	203,000	4,828,253
Funai Soken Holdings, Inc.	324,750	6,730,325
Goldcrest Co. Ltd.	680,030	10,661,356
Iwatsuka Confectionary Co. Ltd.	18,900	636,705
JEOL Ltd.	351,200	19,148,261
Kobayashi Pharmaceutical Co. Ltd.	156,150	12,159,863
Koshidaka Holdings Co. Ltd.	1,546,400	8,396,337
Kusuri No Aoki Holdings Co. Ltd.	103,300	6,162,167
Lasertec Corp.	206,844	46,402,860
Medikit Co. Ltd.	244,400	5,372,321
Miroku Jyoho Service Co., Ltd.	349,800	3,660,636
Misumi Group, Inc.	641,468	20,810,429
Mitsuboshi Belting Ltd.	272,680	5,028,083
Nabtesco Corp.	395,100	12,350,419
Nagaileben Co. Ltd.	653,227	11,934,018
Nihon Parkerizing Co. Ltd.	1,910,600	17,319,153
NS Tool Co. Ltd.	570,200	7,047,600
NSD Co. Ltd.	392,649	6,706,395
OBIC Co. Ltd.	245,700	40,594,964
OSG Corp.	957,300	16,853,523
Paramount Bed Holdings Co. Ltd.	426,720	7,100,943
Poletowin Pitcrew Holdings, Inc.	414,700	3,401,513
ProNexus, Inc.	467,200	4,459,699
San-Ai Oil Co. Ltd.	839,700	6,843,358
SHO-BOND Holdings Co. Ltd.	635,600	27,833,117
Shoei Co. Ltd.	670,652	25,823,176
SK Kaken Co. Ltd.	30,900	10,023,575
Software Service, Inc.	78,600	4,002,337
Techno Medica Co. Ltd.	80,791	1,121,933
The Monogatari Corp.	106,600	5,793,094
TIS, Inc.	235,000	6,180,656
Tocalo Co. Ltd.	643,336	7,817,875
USS Co. Ltd.	814,500	13,293,204
Welcia Holdings Co. Ltd.	219,400	5,925,523
YAKUODO Holdings Co. Ltd.	235,900	4,783,551
Yamada Consulting Group Co. Ltd.	310,400	2,960,451
TOTAL JAPAN		512,313,688
Korea (South) - 0.5%
BGF Retail Co. Ltd.	53,526	7,249,746
Luxembourg - 0.3%
Stabilus SA	78,000	5,252,637
Netherlands - 5.5%
Aalberts Industries NV	904,480	55,290,973
AerCap Holdings NV (b)(c)	225,000	14,175,000
IMCD NV	92,000	15,825,835
TOTAL NETHERLANDS		85,291,808
Norway - 1.7%
Kongsberg Gruppen ASA	442,959	13,424,358
Medistim ASA	170,842	5,899,658
Sbanken ASA (a)	212,433	2,260,904
Volue A/S (b)	673,944	4,017,163
TOTAL NORWAY		25,602,083
South Africa - 0.5%
Clicks Group Ltd.	417,129	7,988,026
Spain - 0.6%
Fluidra SA	304,101	9,683,218
Sweden - 10.3%
Addlife AB	1,312,956	37,774,978
AddTech AB (B Shares)	2,946,340	54,503,900
Hemnet Group AB (b)	444,300	8,013,454
INVISIO AB	356,300	4,581,224
John Mattson Fastighetsforetag (b)	343,652	6,321,387
Lagercrantz Group AB (B Shares)	3,863,387	43,727,999
Stillfront Group AB (b)	808,000	3,932,814
TOTAL SWEDEN		158,855,756
Switzerland - 1.1%
Tecan Group AG	35,831	17,421,475
Taiwan - 0.4%
Addcn Technology Co. Ltd.	818,032	6,747,150
United Kingdom - 15.5%
Alliance Pharma PLC	9,107,237	13,331,192
Avon Rubber PLC	600,000	9,222,880
Bodycote PLC	1,353,967	14,560,922
Clarkson PLC	336,149	14,961,309
Dechra Pharmaceuticals PLC	770,095	43,255,515
DP Poland PLC (b)	17,420,691	1,285,823
Helios Towers PLC (b)	2,165,833	4,477,226
Howden Joinery Group PLC	1,334,900	14,727,207
Rightmove PLC	2,514,470	22,161,283
Spectris PLC	956,878	43,665,881
Spirax-Sarco Engineering PLC	277,391	50,001,328
Ultra Electronics Holdings PLC	203,258	7,974,469
TOTAL UNITED KINGDOM		239,625,035
United States of America - 3.6%
Autoliv, Inc.	100,300	9,933,712
Morningstar, Inc.	78,100	22,446,721
PriceSmart, Inc.	128,660	9,187,611
ResMed, Inc.	63,495	14,514,957
TOTAL UNITED STATES OF AMERICA		56,083,001
TOTAL COMMON STOCKS (Cost $905,412,039)		1,464,161,204

Nonconvertible Preferred Stocks - 1.3%
	Shares	Value ($)
Germany - 1.3%
Sartorius AG (non-vtg.) (Cost $985,954)	35,878	19,369,715

Investment Companies - 2.6%
	Shares	Value ($)
United States of America - 2.6%
iShares MSCI EAFE Small-Cap ETF (c) (Cost $32,850,350)	595,000	40,840,800

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (d)	14,492,577	14,495,475
Fidelity Securities Lending Cash Central Fund 0.08% (d)(e)	33,884,277	33,887,665
TOTAL MONEY MARKET FUNDS (Cost $48,383,140)		48,383,140

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $987,631,483)	1,572,754,859
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(23,780,045)
NET ASSETS - 100.0%	1,548,974,814

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,629,948 or 2.6% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	36,511,034	50,971,905	72,987,464	4,070	29	(29)	14,495,475	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	7,881,340	184,822,148	158,815,823	4,668	-	-	33,887,665	0.1%
Total	44,392,374	235,794,053	231,803,287	8,738	29	(29)	48,383,140

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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